Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments March 31,2024
(Unaudited)
BXMX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99 .7% (b) X 1,522,258,452
Automobiles & Components - 1.5%
277,036 Ford Motor Co $ 3,679,038
50,606 Gentex Corp 1,827,889
9,851 (c) Goodyear Tire & Rubber Co/The 135,254
99,542 (c) Tesla Inc 17,498,488
Total Automobiles & Components 23,140,669
Banks - 3.4%
277,937 Bank of America Corp 10,539,371
90,578 Citigroup Inc 5,728,153
26,341 Comerica Inc 1,448,492
106,516 Fifth Third Bancorp 3,963,460
51,859 First Horizon Corp 798,629
112,235 JPMorgan Chase & Co 22,480,670
148,632 KeyCorp 2,349,872
18,266 M&T Bank Corp 2,656,607
31,763 Zions Bancorp NA 1,378,514
Total Banks 51,343,768
Capital Goods - 5.8%
17,715 Allegion plc 2,386,388
27,101 (c) Boeing Co/The 5,230,222
29,025 Caterpillar Inc 10,635,631
64,570 CNH Industrial NV 836,827
46,441 Emerson Electric Co 5,267,338
8,843 Ferguson PLC 1,931,576
28,383 Fortune Brands Innovations Inc 2,403,189
44,459 General Electric Co 7,803,888
31,851 Graco Inc 2,976,794
9,566 HEICO Corp 1,827,106
44,930 Honeywell International Inc 9,221,882
8,860 Hubbell Inc 3,677,343
43,726 Masco Corp 3,449,107
6,090 (c) NEXTracker Inc, Class A 342,684
9,120 Northrop Grumman Corp 4,365,379
39,784 Otis Worldwide Corp 3,949,358
15,767 Parker-Hannifin Corp 8,763,141
90,271 Raytheon Technologies Corp 8,804,131
10,242 Rockwell Automation Inc 2,983,802
10,383 Timken Co/The 907,786
4,597 Woodward Inc 708,490
Total Capital Goods 88,472,062
Commercial & Professional Services - 1.6%
28,578 Automatic Data Processing Inc 7,137,070
9,115 Booz Allen Hamilton Holding Corp 1,353,031
29,484 (c) CoStar Group Inc 2,848,154
9,803 ManpowerGroup Inc 761,105
15,652 SS&C Technologies Holdings Inc 1,007,519
11,679 TransUnion 931,984
14,343 Waste Connections Inc 2,467,139
37,983 Waste Management Inc 8,096,077
Total Commercial & Professional Services 24,602,079

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

BXMX
Shares Description (a) Value
Consumer Discretionary Distribution & Retail - 6.2%
328,068 (c) Amazon.com Inc $ 59,176,906
8,358 American Eagle Outfitters Inc 215,553
29,183 Best Buy Co Inc 2,393,881
2,461 (c) Burlington Stores Inc 571,419
4,252 Dick's Sporting Goods Inc 956,105
4,736 (c) Five Below Inc 859,016
43,647 Home Depot Inc/The 16,742,989
15,200 JD.com Inc, ADR 416,328
41,932 LKQ Corp 2,239,588
29,953 Lowe's Cos Inc 7,629,928
12,760 Macy's Inc 255,072
173 (c) MercadoLibre Inc 261,569
16,563 Nordstrom Inc 335,732
4,728 (c) Ulta Beauty Inc 2,472,177
Total Consumer Discretionary Distribution & Retail 94,526,263
Consumer Durables & Apparel - 1.0%
32,919 KB Home 2,333,299
6,689 Kontoor Brands Inc 403,012
5,984 (c) Lululemon Athletica Inc 2,337,650
25,861 (c) Mattel Inc 512,306
58,773 NIKE Inc, Class B 5,523,486
6,048 Polaris Inc 605,526
6,575 (c) TopBuild Corp 2,897,800
Total Consumer Durables & Apparel 14,613,079
Consumer Services - 1.7%
2,100 Booking Holdings Inc 7,618,548
23,509 Marriott International Inc/MD, Class A 5,931,556
23,391 McDonald's Corp 6,595,092
16,077 Restaurant Brands International Inc 1,277,317
51,807 Starbucks Corp 4,734,642
7,792 Yum China Holdings Inc 310,044
Total Consumer Services 26,467,199
Consumer Staples Distribution & Retail - 1.9%
4,507 Casey's General Stores Inc 1,435,254
19,022 Costco Wholesale Corp 13,936,088
27,087 Target Corp 4,800,087
15,913 (c) US Foods Holding Corp 858,825
127,257 Walmart Inc 7,657,054
Total Consumer Staples Distribution & Retail 28,687,308
Energy - 3.8%
44,283 Cenovus Energy Inc 885,217
1,124 Cheniere Energy Inc 181,279
77,267 Chevron Corp 12,188,096
9,675 (c) CNX Resources Corp 229,491
64,103 ConocoPhillips 8,159,030
3,176 Enbridge Inc 114,908
166,691 Exxon Mobil Corp 19,376,162
72,910 Halliburton Co 2,874,112
25,709 Hess Corp 3,924,222
28,016 Marathon Petroleum Corp 5,645,224
7,405 Ovintiv Inc 384,319
67,738 Schlumberger NV 3,712,720
19,719 TC Energy Corp 792,704
Total Energy 58,467,484

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 1.8%
95,341 American Homes 4 Rent, Class A $ 3,506,642
29,177 American Tower Corp 5,765,083
17,121 Apartment Income REIT Corp 555,919
93,029 CubeSmart 4,206,771
45,648 Gaming and Leisure Properties Inc 2,103,003
115,870 Invitation Homes Inc 4,126,131
19,823 LXP Industrial Trust 178,804
8,339 Sabra Health Care REIT Inc 123,167
11,688 Sun Communities Inc 1,502,843
142,164 Weyerhaeuser Co 5,105,109
Total Equity Real Estate Investment Trusts (REITs) 27,173,472
Financial Services - 8.4%
132,477 Annaly Capital Management Inc 2,608,472
76,092 (c) Berkshire Hathaway Inc, Class B 31,998,208
20,528 (c) Block Inc 1,736,258
53,704 (c) Brookfield Corp 2,248,586
71,247 Charles Schwab Corp/The 5,154,008
23,102 CME Group Inc 4,973,630
42,085 Discover Financial Services 5,516,923
44,488 Intercontinental Exchange Inc 6,113,986
53,398 Jefferies Financial Group Inc 2,354,852
27,800 KKR & Co Inc 2,796,124
4,247 LPL Financial Holdings Inc 1,122,057
27,428 Mastercard Inc, Class A 13,208,502
48,313 MGIC Investment Corp 1,080,279
63,058 Morgan Stanley 5,937,541
2,104 Morningstar Inc 648,810
8,344 MSCI Inc 4,676,395
72,467 (c) PayPal Holdings Inc 4,854,564
19,659 S&P Global Inc 8,363,922
89,957 SLM Corp 1,960,163
75,786 Visa Inc, Class A 21,150,357
Total Financial Services 128,503,637
Food, Beverage & Tobacco - 2.6%
107,234 Altria Group Inc 4,677,547
13,365 British American Tobacco PLC, Sponsored
ADR
407,632
229,003 Coca-Cola Co/The 14,010,403
33,408 (c) Coca-Cola Europacific Partners PLC 2,336,890
61,022 Hormel Foods Corp 2,129,058
132,012 Mondelez International Inc, Class A 9,240,840
80,074 (c) Monster Beverage Corp 4,746,787
12,100 (c) Post Holdings Inc 1,285,988
Total Food, Beverage & Tobacco 38,835,145
Health Care Equipment & Services - 5.0%
96,418 Abbott Laboratories 10,958,870
21,328 Alcon Inc 1,776,409
116,361 (c) Boston Scientific Corp 7,969,565
14,642 Cigna Group/The 5,317,828
54,401 CVS Health Corp 4,339,024
14,592 Elevance Health Inc 7,566,536
28,153 GE HealthCare Technologies Inc 2,559,389
16,250 HCA Healthcare Inc 5,419,863
7,324 (c) IDEXX Laboratories Inc 3,954,447
82,736 Medtronic PLC 7,210,442
37,370 UnitedHealth Group Inc 18,486,939

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

BXMX
Shares Description (a) Value
Health Care Equipment & Services (continued)
6,083 (c) Veeva Systems Inc, Class A $ 1,409,370
Total Health Care Equipment & Services 76,968,682
Household & Personal Products - 1.3%
15,340 (c) BellRing Brands Inc 905,520
117,126 Procter & Gamble Co/The 19,003,694
6,327 Spectrum Brands Holdings Inc 563,166
Total Household & Personal Products 20,472,380
Insurance - 2.1%
28,004 Allstate Corp/The 4,844,972
34,937 Arthur J Gallagher & Co 8,735,647
27,130 CNO Financial Group Inc 745,532
23,577 Fidelity National Financial Inc 1,251,939
38,545 Hartford Financial Services Group Inc/The 3,972,062
9,393 Lincoln National Corp 299,919
3,360 RenaissanceRe Holdings Ltd 789,701
29,077 Travelers Cos Inc/The 6,691,781
59,488 W R Berkley Corp 5,261,119
Total Insurance 32,592,672
Materials - 2.5%
9,313 Avery Dennison Corp 2,079,127
74,375 Barrick Gold Corp 1,237,600
16,669 Chemours Co/The 437,728
52,881 Corteva Inc 3,049,647
7,888 Crown Holdings Inc 625,203
62,947 Dow Inc 3,646,520
23,362 Eastman Chemical Co 2,341,340
20,828 Linde PLC 9,670,857
8,265 Martin Marietta Materials Inc 5,074,214
20,588 Nucor Corp 4,074,365
14,196 Nutrien Ltd 770,985
10,656 Olin Corp 626,573
8,167 Rio Tinto PLC, Sponsored ADR 520,564
14,399 RPM International Inc 1,712,761
18,945 Sonoco Products Co 1,095,779
29,838 Vale SA, Sponsored ADR 363,725
Total Materials 37,326,988
Media & Entertainment - 8.4%
216,937 (c) Alphabet Inc, Class A 32,742,302
174,737 (c) Alphabet Inc, Class C 26,605,456
1,834 (c) Baidu Inc, Sponsored ADR 193,084
162,409 Comcast Corp, Class A 7,040,430
79,578 Meta Platforms Inc 38,641,485
17,694 (c) Netflix Inc 10,746,097
17,899 New York Times Co/The, Class A 773,595
52,563 News Corp, Class A 1,376,099
12,818 (c) Roku Inc 835,349
100,097 Sirius XM Holdings Inc 388,376
71,398 Walt Disney Co/The 8,736,259
Total Media & Entertainment 128,078,532
Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
70,152 AbbVie Inc 12,774,679
8,436 (c) Alnylam Pharmaceuticals Inc 1,260,760
25,823 Amgen Inc 7,341,996
56,490 (c) Avantor Inc 1,444,449
16,871 (c) BioMarin Pharmaceutical Inc 1,473,513

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
97,561 Bristol-Myers Squibb Co $ 5,290,733
29,601 Eli Lilly & Co 23,028,394
18,049 (c) Exact Sciences Corp 1,246,464
67,257 Gilead Sciences Inc 4,926,575
5,303 (c) ICON PLC 1,781,543
94,929 Johnson & Johnson 15,016,819
110,402 Merck & Co Inc 14,567,544
241,787 Pfizer Inc 6,709,589
28,283 (c) Teva Pharmaceutical Industries Ltd,
Sponsored ADR
399,073
24,976 Thermo Fisher Scientific Inc 14,516,301
Total Pharmaceuticals, Biotechnology & Life Sciences 111,778,432
Semiconductors & Semiconductor Equipment - 10.3%
62,993 (c) Advanced Micro Devices Inc 11,369,607
42,222 Applied Materials Inc 8,707,443
1,597 ASML Holding NV 1,549,841
17,037 Broadcom Inc 22,581,010
13,344 Entegris Inc 1,875,366
9,062 Lam Research Corp 8,804,367
21,297 Marvell Technology Inc 1,509,531
48,971 Micron Technology Inc 5,773,191
86,896 NVIDIA Corp 78,515,750
22,437 NXP Semiconductors NV 5,559,215
36,779 (c) ON Semiconductor Corp 2,705,095
50,975 QUALCOMM Inc 8,630,068
Total Semiconductors & Semiconductor Equipment 157,580,484
Software & Services - 11.6%
28,245 Accenture PLC, Class A 9,790,000
21,139 (c) Adobe Inc 10,666,739
20,604 (c) Akamai Technologies Inc 2,240,891
18,415 (c) Autodesk Inc 4,795,634
10,744 (c) Check Point Software Technologies Ltd 1,762,124
264,432 Microsoft Corp 111,251,831
73,142 Oracle Corp 9,187,367
43,629 Salesforce Inc 13,140,182
10,782 (c) ServiceNow Inc 8,220,197
6,661 (c) Shopify Inc, Class A 514,029
14,844 (c) VeriSign Inc 2,813,086
5,378 (c) Workday Inc, Class A 1,466,850
25,308 (c) Zoom Video Communications Inc, Class A 1,654,384
Total Software & Services 177,503,314
Technology Hardware & Equipment - 7.3%
514,091 Apple Inc 88,156,325
20,728 CDW Corp/DE 5,301,808
19,049 (c) Ciena Corp 941,973
220,344 Cisco Systems Inc 10,997,369
123,423 Corning Inc 4,068,022
6,851 Dell Technologies Inc, Class C 781,768
34,963 (c) Flex Ltd 1,000,291
5,140 (c) Lumentum Holdings Inc 243,379
Total Technology Hardware & Equipment 111,490,935
Telecommunication Services - 0.6%
213,828 Verizon Communications Inc 8,972,223
Total Telecommunication Services 8,972,223

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

BXMX
Investments in Derivatives
Shares Description (a) Value
Transportation - 1.3%
134,504 (c) American Airlines Group Inc $ 2,064,636
12,697 Canadian National Railway Co 1,672,322
23,404 Canadian Pacific Railway Ltd 2,063,531
4,425 (c) Lyft Inc, Class A 85,624
21,947 Norfolk Southern Corp 5,593,632
36,282 (c) United Airlines Holdings Inc 1,737,182
47,289 United Parcel Service Inc, Class B 7,028,564
Total Transportation 20,245,491
Utilities - 2.3%
64,656 Ameren Corp 4,781,958
19,173 Atmos Energy Corp 2,279,094
83,996 Evergy Inc 4,483,706
2,933 National Fuel Gas Co 157,561
120,610 NextEra Energy Inc 7,708,185
17,519 Northwestern Energy Group Inc 892,243
74,176 OGE Energy Corp 2,544,237
56,692 Pinnacle West Capital Corp 4,236,593
89,291 WEC Energy Group Inc 7,332,577
Total Utilities 34,416,154
Total Common Stocks
(cost $452,980,829) 1,522,258,452
Total Long-Term Investments
(cost $452,980,829) 1,522,258,452
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
2,222 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 2,222
Total Investments Purchased with Collateral from Securities Lending
(cost $2,222) 2,222
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.8%
X –
REPURCHASE AGREEMENTS - 3 .8 % X 57,708,507
$ 55,350 (f) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 55,350,000
2,359 (g) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 2,358,507
Total Repurchase Agreements
(cost $57,708,507) 57,708,507
Total Short-Term Investments
(cost $57,708,507) 57,708,507
Total Investments (cost $ 510,691,558 ) - 103 .5% 1,579,969,181
Other Assets & Liabilities, Net -  (3.5)% (53,660,329)
Net Assets Applicable to Common Shares - 100% $ 1,526,308,852
Options Written
Type Description (h)
Number of
Contracts
Notional
Amount (i)
Exercise
Price Expiration Date Value
Call S&P 500 Index (319) $ (163,487,500) $ 5,125 4/30/24 $ (5,448,520)
Call S&P 500 Index (319) (165,880,000) 5,200 4/30/24 (3,585,560)
Call S&P 500 Index (319) (165,082,500) 5,175 5/17/24 (5,029,035)
Call S&P 500 Index (319) (168,272,500) 5,275 5/17/24 (2,931,610)
Call S&P 500 Index (319) (170,665,000) 5,350 5/17/24 (1,770,450)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Type Description(h)
Number of
Contracts
Notional
Amount (i)
Exercise
Price Expiration Date Value
Call S&P 500 Index (319) $ (172,260,000) $ 5,400 5/31/24 $ (1,679,535)
Call S&P 500 Index (319) (173,057,500) 5,425 6/21/24 (2,071,905)
Call S&P 500 Index (319) (173,855,000) 5,450 6/21/24 (1,794,375)
Call S&P 500 Index (319) (175,450,000) 5,500 6/28/24 (1,528,010)
Total Options Written (premiums received $14,302,203) (2,871) $(1,528,010,000) $(25,839,000)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,522,258,452 $ – $ – $ 1,522,258,452
Investments Purchased with Collateral from
Securities Lending 2,222 – – 2,222
Short-Term Investments:
Repurchase Agreements – 57,708,507 – 57,708,507
Investments in Derivatives:
Options Written (25,839,000) – – (25,839,000)
Total
$ 1,496,421,674 $ 57,708,507 $ – $ 1,554,130,181
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $55,382,472 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.000% and maturity date 2/15/47, valued at $56,457,013.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $2,358,926 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $2,405,768.
(h) Exchange-traded, unless otherwise noted.
(i) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's